Financial instruments - Financial assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 1,511,961	$ 1,130,036
Financial liabilities	3,727,171	3,805,825
Trade, other payables and accrued liabilities, excluding tax payable | Financial liabilities not measured at fair value:
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	429,737	672,237
Lease obligations, including current portion | Financial liabilities not measured at fair value:
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	818,205	872,120
Long-term debt, including current portion | Financial liabilities not measured at fair value:
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	2,414,935	2,141,801
Land mortgage | Financial liabilities not measured at fair value:
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	27,483	28,014
Cash flow hedges | Derivative instruments designated as cash flow hedges | Financial liabilities measured at fair value:
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	36,811	91,653
Derivative instruments designated as cash flow hedges | Financial assets measured at fair value: | Cash flow hedges
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	128,414	121,108
Fair value of Egypt gas supply contract derivative | Financial assets measured at fair value: | Cash flow hedges
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	14,341	20,402
Fair value of New Zealand gas supply contract derivative | Financial assets measured at fair value: | Cash flow hedges
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	8,713	0
Cash and cash equivalents | Financial assets not measured at fair value:
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	891,910	458,015
Trade and other receivables, excluding tax receivable | Financial assets not measured at fair value:
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	454,278	514,739
Restricted cash included in other assets | Financial assets not measured at fair value:
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 14,305	$ 15,772